Payables to Sharing Partner and Assignees - Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 31, 2022
Payables to Sharing Partner and Assignees [Line Items]
Payables to sharing partner, non-current			$ 972,089
Accrued interest costs		$ 1,910,112	1,373,446	$ 751,431
Payables to Sharing Partner and Assignees
Payables to Sharing Partner and Assignees [Line Items]
Upfront cash payment				972,089
Payables to sharing partner, current		972,089
Payables to sharing partner, non-current			972,089
Principal amounts of the debt			$ 1,402,234
Operating leases, lease term			7 months
Operating leases, lease amount per day			$ 10,425
Additional operating leases, lease term			9 months
Percentage of monthly charter hire and voyage expenses			90.00%
Percentage of revenues earned by vessel			90.00%
Percentage of retains remaining interest			10.00%
Accrued interest costs		$ 1,900,805	$ 1,373,446	$ 751,431
Assignee A | Payables to Sharing Partner and Assignees
Payables to Sharing Partner and Assignees [Line Items]
Upfront cash payment			491,661
Subsequent cash payment			287,358
Assignee B | Payables to Sharing Partner and Assignees
Payables to Sharing Partner and Assignees [Line Items]
Upfront cash payment			393,330
Subsequent cash payment			$ 229,885
Charter-in Vessels
Payables to Sharing Partner and Assignees [Line Items]
Operating leases, lease term					2 years
Operating leases, lease amount per day	$ 10,425
Charter-in Vessels 1
Payables to Sharing Partner and Assignees [Line Items]
Operating leases, lease term	7 months			8 months
Vessel leases, option period				0 years
Charter-in Vessels 2
Payables to Sharing Partner and Assignees [Line Items]
Operating leases, lease term				12 months
Vessel leases, option period	9 months			1 year